UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from
November 15, 2025 to May 15, 2026

Commission File Number of issuing entity: 333-270851-01

Central Index Key Number of issuing entity: 0001968445

SIGECO SECURITIZATION I, LLC

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor: 333-270851

Central Index Key Number of depositor and sponsor: 0000092195

SOUTHERN INDIANA GAS AND ELECTRIC COMPANY

(Exact name of depositor and sponsor as specified in its charter)

Kaydra Kirtz: (612) 743-3068
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

92-2762878
(I.R.S. Employer Identification No.)

211 NW Riverside Drive, Suite 800-04
Evansville, Indiana	47708
(Address of principal executive offices of the issuing entity)	(Zip Code)

(812) 207-5776

(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2023-A Senior Secured Securitization Bonds, Tranche A-1			☒
Series 2023-A Senior Secured Securitization Bonds, Tranche A-2			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes      ☒     No     ☐

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions (i.e., the interest and scheduled principal payments) described in Exhibit 99.1 is May 14, 2026.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus dated June 21, 2023, of SIGECO Securitization I, LLC (the “Issuing Entity”) relating to its Series 2023-A Senior Secured Securitization Bonds (the “Bonds”) filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended, on June 23, 2023.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the May 15, 2026 distribution date.

The following items have been omitted pursuant to General Instruction C of Form 10-D:

•	Item 1A. Asset-Level Information.

•	Item 1B. Asset Representations Reviewer and Investor Communication.

PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.

None.

Item 3.  Sales of Securities and Use of Proceeds.

None.

Item 5.  [Reserved]

The following items have been omitted pursuant to General Instruction C of Form 10-D:

•	Item 4. Defaults Upon Senior Securities.

•	Item 6. Significant Obligors of Pool Assets.

•	Item 7. Change in Sponsor Interest in the Securities.

•	Item 8. Significant Enhancement Provider Information.

•	Item 9. Other Information.

Item 10.  Exhibits.

(a)	Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1	Semi-annual Servicer’s Certificate relating to the Bonds dated May 8, 2026.

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith; all exhibits not so designated are incorporated by reference to a prior filing):

3.1	Certificate of Formation of SIGECO Securitization I, LLC filed with the Delaware Secretary of State on February 16, 2023 (incorporated by reference to exhibit 3.1 included as an exhibit to the Issuing Entity’s Registration Statement on Form SF-1 filed March 24, 2023 (Registration No. 333-270851-01)).

3.2	Amended and Restated Limited Liability Company Agreement of SIGECO Securitization I, LLC dated as of June 29, 2023 (incorporated by reference to exhibit 3.1 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K filed June 29, 2023 (File No. 333-270851-01)).

4.1	Indenture by and among SIGECO Securitization I, LLC, U.S. Bank Trust Company, National Association, as Indenture Trustee, and U.S. Bank National Association, as Securities Intermediary (including the forms of the Issuing Entity’s Series 2023-A Senior Secured Securitization Bonds and the Series Supplement) dated as of June 29, 2023 (incorporated by reference to exhibit 4.1 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K filed June 29, 2023 (File No. 333-270851-01)).

4.2	Series Supplement between SIGECO Securitization I, LLC and U.S. Bank Trust Company, National Association, as Indenture Trustee, dated as of June 29, 2023 (incorporated by reference to exhibit 4.2 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K filed June 29, 2023 (File No. 333-270851-01)).

10.1	Securitization Property Servicing Agreement between SIGECO Securitization I, LLC and Southern Indiana Gas and Electric Company, as Servicer, dated as of June 29, 2023 (incorporated by reference to exhibit 10.1 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K filed June 29, 2023 (File No. 333-270851-01)).

10.2	Securitization Property Purchase and Sale Agreement between SIGECO Securitization I, LLC and Southern Indiana Gas and Electric Company, as Seller, dated as of June 29, 2023 (incorporated by reference to exhibit 10.2 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K filed June 29, 2023 (File No. 333-270851-01)).

10.3	Administration Agreement between SIGECO Securitization I, LLC and Southern Indiana Gas and Electric Company, as Administrator, dated as of June 29, 2023 (incorporated by reference to exhibit 10.3 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K filed June 29, 2023 (File No. 333-270851-01)).

*99.1	Semi-annual Servicer’s Certificate relating to the Bonds dated May 8, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SOUTHERN INDIANA GAS AND ELECTRIC COMPANY
(Depositor)

	By:	/s/ Kaydra Kirtz
Name: Kaydra Kirtz
Title: Assistant Treasurer

Date: May 15, 2026